Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Disclosure of Current Liabilities Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Annual leave	690,568	562,301